RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of impact of restatement on financial statements (Details) - USD ($)	2 Months Ended	3 Months Ended					5 Months Ended	6 Months Ended	8 Months Ended	11 Months Ended
	Mar. 31, 2020	Jun. 30, 2021		Mar. 31, 2021	Jun. 30, 2020		Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Jul. 07, 2020	Feb. 13, 2020
CONDENSED BALANCE SHEET
Warrant liability		$ 19,212,004						$ 19,212,004	$ 17,081,700	$ 30,101,808	$ 17,695,600
Class A Common Stock Subject to Possible Redemption		240,972,620						240,972,620	245,554,779	230,374,604	244,996,570
Common Stock									305	457	310
Additional Paid-in Capital		9,695,811						9,695,811	5,113,699	20,293,722	5,671,903
Accumulated Deficit		(4,696,850)						(4,696,850)	(114,691)	(15,294,860)	(672,901)
Stockholders' Equity	$ 24,000	5,000,003		$ 5,000,010	$ 24,000		$ 24,000	5,000,003		5,000,009		$ 0
CONDENSED STATEMENTS OF OPERATIONS
Change in fair value of warrant liability									613,900	(12,406,208)
Transaction costs associated with Initial Public Offering									(671,901)	(671,901)
Net loss	$ (1,000)	$ (4,088,974)		$ 14,686,984	$ 0		$ (1,000)	$ 10,598,010	$ (114,691)	$ (15,294,860)
Weighted average shares outstanding, Common stock subject to possible redemption		24,493,884			0		0	23,768,307	24,499,657	24,524,620
Basic and diluted net income per share, Common stock subject to possible redemption		$ 0.00			$ 0.00		$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average shares outstanding, Common stock		10,006,116	[1]		6,000,000	[1]	6,000,000 [1]	10,731,693 [1]	7,559,767	8,269,814
Basic and diluted net loss per share, Non-redeemable common stock		$ (0.41)			$ 0.00		$ 0.00	$ 0.99	$ (0.02)	$ (1.85)
CONDENSED STATEMENT OF CASH FLOWS
Net loss							$ (1,000)	$ 10,598,010	$ (114,691)	$ (15,294,860)
Change in fair value of warrant liability		$ (4,043,220)			$ 0		0	10,889,804	(613,900)	(12,406,208)
Transaction costs incurred in connection with warrant liability									671,901	(671,901)
Initial classification of Class A common stock subject to possible redemption									244,996,570	244,996,570
Change in value of Class A common stock subject to possible redemption							$ 0	$ 10,598,016	558,209	(14,621,966)
Previously Reported [Member]
CONDENSED BALANCE SHEET
Class A Common Stock Subject to Possible Redemption									262,636,479	260,476,412	262,692,170
Common Stock									134	156	133
Additional Paid-in Capital									5,055,869	7,215,914	5,000,179
Accumulated Deficit									(56,690)	(2,216,751)	(1,000)
CONDENSED STATEMENTS OF OPERATIONS
Net loss									$ (56,690)	$ (2,216,751)
Weighted average shares outstanding, Common stock subject to possible redemption									26,269,217	26,261,989
Basic and diluted net income per share, Common stock subject to possible redemption									$ 0.00	$ 0.00
Weighted average shares outstanding, Common stock									6,869,801	7,273,705
Basic and diluted net loss per share, Non-redeemable common stock									$ (0.02)	$ (0.31)
CONDENSED STATEMENT OF CASH FLOWS
Net loss									$ (56,690)	$ (2,216,751)
Initial classification of Class A common stock subject to possible redemption									262,692,170	262,692,170
Change in value of Class A common stock subject to possible redemption									(55,691)	(2,215,758)
Revision of Prior Period, Adjustment [Member]
CONDENSED BALANCE SHEET
Warrant liability									17,081,700	30,101,808	17,695,600
Class A Common Stock Subject to Possible Redemption									(17,081,700)	(30,101,808)	(17,695,600)
Common Stock									171	301	177
Additional Paid-in Capital									57,830	13,077,808	671,724
Accumulated Deficit									(58,001)	(13,078,109)	$ (671,901)
CONDENSED STATEMENTS OF OPERATIONS
Change in fair value of warrant liability									613,900	(12,406,208)
Transaction costs associated with Initial Public Offering									(671,901)	(671,901)
Net loss									$ (58,001)	$ (13,078,109)
Weighted average shares outstanding, Common stock subject to possible redemption									(1,769,560)	(1,737,369)
Weighted average shares outstanding, Common stock									689,966	1,010,362
Basic and diluted net loss per share, Non-redeemable common stock										$ (1.54)
CONDENSED STATEMENT OF CASH FLOWS
Net loss									$ (58,001)	$ (13,078,109)
Change in fair value of warrant liability									(613,900)	(12,406,208)
Transaction costs incurred in connection with warrant liability									671,901	(671,901)
Initial classification of Class A common stock subject to possible redemption									(17,695,600)	(17,695,600)
Change in value of Class A common stock subject to possible redemption									$ 613,900	$ (12,406,208)

[1]	The 2020 periods presented, excludes an aggregate of up to 900,000 shares that was subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters.